CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 50,407	$ 17,173
Other comprehensive loss:
Foreign currency translation adjustment	(2,602)	(8,614)
Change in fair value of interest rate swap agreements	58	(8)
Other comprehensive loss	(2,544)	(8,622)
Total comprehensive income	47,863	8,551
Comprehensive loss attributable to noncontrolling interests	83,453	105,129
Comprehensive income attributable to Melco Crown Entertainment Limited	$ 131,316	$ 113,680